Accounts payable, accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of accounts payable, accrued expenses and other liabilities
Accounts payable, accrued expenses and other liabilities consisted of the following as of December 31, 2017 and 2016:

	As of December 31,
	2017	2016
Accounts payable and accrued expenses	$307,391	$330,437
Deferred revenue	452,846	463,090
Accrued interest	254,865	287,205
Guarantees (Note 29)	2,272	51,804
	$1,017,374	$1,132,536